Fair Value and Other Disclosures on Financial Instruments - Reconciliation of Level 3 Fair Values (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Level 3 Fair Values
1/1	€ 74,237
12/31	70,362	€ 74,237
Fair Value - Measured at Fair Value on a Recurring Basis | Level 3 | Unlisted Equity Securities
Reconciliation of Level 3 Fair Values
1/1	6,269
Transfers Into Level 3	4
Transfers Out of Level 3	(180)
Purchases	622
Sales	(440)
Gains/losses - Included in financial income, net	772
12/31	6,324	6,269
Change in unrealized gains/losses in profit and loss for investments held at the end of the reporting period	201
Fair Value - Measured at Fair Value on a Recurring Basis | Level 3 | Unlisted Equity Securities and Call Options on Equity Shares
Reconciliation of Level 3 Fair Values
1/1	6,269	4,817
Transfers Into Level 3		7
Transfers Out of Level 3		(2)
Purchases		773
Sales		(132)
Gains/losses - Included in financial income, net		481
12/31		6,269
Change in unrealized gains/losses in profit and loss for investments held at the end of the reporting period		674
Fair Value - Measured at Fair Value on a Recurring Basis | Level 3 | Exchange differences | Unlisted Equity Securities
Reconciliation of Level 3 Fair Values
Gains/losses - Included in exchange differences in other comprehensive income	€ (723)
Fair Value - Measured at Fair Value on a Recurring Basis | Level 3 | Exchange differences | Unlisted Equity Securities and Call Options on Equity Shares
Reconciliation of Level 3 Fair Values
Gains/losses - Included in exchange differences in other comprehensive income		€ 325